Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Jul. 14, 2021	Apr. 08, 2021	Mar. 11, 2019	Jun. 29, 2021
Subsequent Events (Details) [Line Items]
Ordinary shares issued and sold (in Shares)			1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued and sold (in Shares)		3,750,000
Price per share (in Dollars per share)		$ 4
Net proceeds description		The net proceeds to the Company from IPO were approximately US$13.8 million after deducting underwriting discounts and commissions.
Amount borrowed				$ 2,000
Term of agreement				3 years
Monthly fees				$ 20
Agreement, descritpion				UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB7,000 for a term of 3 years, which is payable at monthly installment of RMB70 from July 16, 2022 to July 16, 2024, with a balloon payment of the remaining balance in the last installment. The loan is secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Amount borrowed	$ 10,000
Term of agreement	3000 years
Interest percenatge	4.60%